Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Equity Abstract
Schedule illustrates the number and movements in treasury shares

	Number of treasury shares	Average price (in Brazilian Reais)
Outstanding at January 1, 2021	-	-
Repurchased	2,142,051	119.99
Transferred from exercise of stock options	(442,669)	124.26
Transferred from shares contribution	(44,455)	111.94
Outstanding at December 31, 2021	1,654,927	92.23

Repurchased	2,131,358	71.46
Outstanding at December 31, 2022	3,786,285	80.54

Repurchased	216,339	57.17
Delivered under the share-based compensation plan	(229,146)	79.28
Outstanding at December 31, 2023	3,773,478	79.28